New standards and interpretations not yet adopted (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Impacts Due to the Adoption of New Standard

The Company’s consolidated statement of financial position and the consolidated statement of profit or loss presents the following impacts due to the adoption of the new standard:

	2017	Transition impact	2017 under IFRS15
ASSETS
Current assets	$1,198,488		1,198,488
Non - current assets	3,054,443		3,054,443

Total assets	$4,252,931	—	4,252,931

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$470,693	6,475	477,168
Frequent flyer deferred revenue	13,186	4,011	17,197
Income tax payable	3,700	(820)	2,880
Other current liabilities	570,813		570,813

	1,058,392	9,666	1,068,058
Non - current liabilities
Frequent flyer deferred revenue	33,115		33,115
Other non - current liabilities	1,049,929		1,049,929

	1,083,044	—	1,083,044

Total liabilities	2,141,436	9,666	2,151,102

Equity
Issued capital	28,496		28,496
Additional paid in capital	72,953		72,953
Treasury stock	(136,388)		(136,388)
Retained earnings	1,780,299	(4,524)	1,775,775
Net income	370,023	(5,142)	364,881
Accumulated other comprehensive loss	(3,888)		(3,888)

Total equity	2,111,495	(9,666)	2,101,829

Total liabilities and equity	$4,252,931	—	4,252,931

Operating revenue
Passenger revenue	$2,462,419	(18,442)	2,443,977
Cargo and mail revenue	55,290		55,290
Other operating revenue	9,847	12,672	22,519

	2,527,556	(5,770)	2,521,786
Operating expenses
Other operating expenses	1,887,082		1,887,082
Sales and distribution	200,413	(157)	200,256

	2,087,495	(157)	2,087,338

Operating profit	440,061	(5,613)	434,448
Non - operating income (expense)	(22,038)		(22,038)

	(22,038)	—	(22,038)

Profit (loss) before taxes	418,023	(5,613)	412,410
Income tax expense	(48,000)	471	(47,529)

Net profit (loss)	370,023	(5,142)	364,881

	2016	Transition impact	2016 under IFRS15
ASSETS
Current assets	$1,069,391		1,069,391
Non - current assets	2,776,722		2,776,722

Total assets	$3,846,113	—	3,846,113

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$396,237	3,559	399,796
Frequent flyer deferred revenue	9,044	1,314	10,358
Income tax payable	22,495	(349)	22,146
Other current liabilities	470,660		470,660

	898,436	4,524	902,960
Non - current liabilities
Frequent flyer deferred revenue	26,324		26,324
Other non - current liabilities	1,079,082		1,079,082

	1,105,406	—	1,105,406

Total liabilities	2,003,842	4,524	2,008,366

Equity
Issued capital	28,454		28,454
Additional paid in capital	64,986		64,986
Treasury stock	(136,388)		(136,388)
Retained earnings	1,552,547	(2,354)	1,550,193
Net income	334,544	(2,170)	332,374
Accumulated other comprehensive loss	(1,872)		(1,872)

Total equity	1,842,271	(4,524)	1,837,747

Total liabilities and equity	$3,846,113	—	3,846,113

Operating revenue
Passenger revenue	$2,155,167	(6,666)	2,148,501
Cargo and mail revenue	53,989		53,989
Other operating revenue	12,696	4,000	16,696

	2,221,852	(2,666)	2,219,186
Operating expenses
Other operating expenses	1,751,732		1,751,732
Sales and distribution	193,984	(147)	193,837

	1,945,716	(147)	1,945,569

Operating profit	276,136	(2,519)	273,617
Non - operating income (expense)	96,679		96,679

	96,679	—	96,679

Profit (loss) before taxes	372,815	(2,519)	370,296
Income tax expense	(38,271)	349	(37,922)

Net profit (loss)	334,544	(2,170)	332,374